ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2022	2021
	U.S. dollars in thousands
Accrued expenses	16,168	17,233
Employees and related liabilities	1,667	3,496
Government institutions	114	167
	17,949	20,896